Balance Sheet Details (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance Sheet Details [Abstract]
Schedule of Inventories	Inventories primarily relate to ENTADFI product and consisted of the following as of March 31, 2024, and December 31, 2023:
	March 31, 2024	December 31, 2023
Raw materials	$135,198	$139,208
Work-in-process	256,148	194,805
Finished goods	4,966	30,039
Total	$396,312	$364,052
Inventories primarily relate to ENTADFI® product and consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Raw materials	$139,208	$-
Work-in-process	194,805	-
Finished goods	30,039	-
Total	$364,052	$-

Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following as of March 31, 2024, and December 31, 2023:
	March 31, 2024	December 31, 2023
Prepaid insurance	$796,282	$122,004
Prepaid regulatory fees	208,367	312,551
Prepaid research and development	89,195	89,195
Prepaid professional fees	-	70,708
Prepaid other	87,879	175,695
Total	$1,181,723	$770,153
Prepaid expenses and other current assets consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Prepaid insurance	$122,004	$148,789
Prepaid regulatory fees	312,551	-
Prepaid research and development	89,195	231,981
Prepaid professional fees	70,708	-
Prepaid other	175,695	88,462
Total	$770,153	$469,232

Schedule of Intangible Assets	Intangible assets, which were recorded during the year ended December 31, 2023 in connection with the ENTADFI and Proteomedix acquisitions (see Note 5), is comprised of customer relationships, product rights for developed technology, and a trade name, and consisted of the following as of March 31, 2024, and December 31, 2023:
	Balance at December 31, 2023	Impairment	Foreign Currency Translation	Balance at March 31, 2024
Gross basis:
Trade name	$9,312,739	$-	$(625,714)	$8,687,025
Product rights for developed technology	14,182,157	(2,276,194)	(731,386)	11,174,577
Customer relationships	1,952,803	-	(131,207)	1,821,596
Total intangible assets, gross	$25,447,699	$(2,276,194)	$(1,488,307)	$21,683,198

	Balance at December 31, 2023	Amortization	Foreign Currency Translation	Balance at March 31, 2024
Accumulated amortization:
Product rights for developed technology	$(31,213)	$(170,929)	$7,430	$(194,712)
Customer relationships	(5,599)	(30,664)	1,332	(34,931)
Total intangible assets, accumulated amortization	$(36,812)	$(201,593)	$8,762	$(229,643)
Intangible assets, net	$25,410,887			$21,453,555
Intangible assets, which were recorded during the year ended December 31, 2023 in connection with the ENTADFI and Proteomedix acquisitions (see Note 5), is comprised of customer relationships, product rights for developed technology, and a trade name, and consisted of the following as of December 31, 2023:
	Cost	Impairment	Effect of Currency Translation	Balance
Cost basis:
Trade name	$9,018,000	$-	$294,739	$9,312,739
Product rights for developed technology	28,447,771	(14,610,128)	344,514	14,182,157
Customer relationships	1,891,000	-	61,803	1,952,803
Total	$39,356,771	$(14,610,128)	$701,056	$25,447,699
	Amortization	Balance
Accumulated amortization:
Trade name	$-	$-
Product rights for developed technology	(31,213)	(31,213)
Customer relationships	(5,599)	(5,599)
Total	$(36,812)	$(36,812)
Intangible assets, net		$25,410,887

Schedule of Annual Amortization Expense	Future annual amortization expense related to the Company’s finite lived intangible assets is as follows as of March 31, 2024:
Years ending December 31,
2024	$598,786
2025	968,457
2026	968,457
2027	968,457
2028	968,457
Thereafter	8,293,916
Total	$12,766,530

Future annual amortization expense related to the Company’s finite lived intangible assets is as follows as of December 31, 2023:
Years ending December 31,
2024	$1,012,870
2025	1,326,837
2026	1,326,837
2027	1,326,837
2028	1,326,837
Thereafter	9,777,930
Total	$16,098,148

Schedule of Goodwill	Goodwill consisted of the following as of March 31, 2024 and December 31, 2023:
Balance as of December 31, 2023	$55,676,142
Impairment loss	(5,192,000)
Foreign currency translation	(3,740,823)
Balance as of March 31, 2024	$46,743,319
Goodwill was recorded during the year ended December 31, 2023, in connection with the Proteomedix acquisition (see Note 5), and consisted of the following as of December 31, 2023:
December 31, 2023
Balance as of December 31, 2022	$-
PMX Transaction goodwill	53,914,055
Effect of currency translation	1,762,087
Balance as of December 31, 2023	$55,676,142

Schedule of Accrued Expenses	Accrued expenses consisted of the following as of March 31, 2024, and December 31, 2023:
	March 31, 2024	December 31, 2023
Accrued compensation	$568,559	$487,579
Accrued research and development	463,506	616,707
Accrued professional fees	445,569	550,415
Other accrued expenses	264,593	265,849
Accrued implementation fees	93,787	93,787
Accrued franchise taxes	50,000	60,530
Accrued interest - related party	50,000	-
Accrued deferred offering costs	-	125,000
Total	$1,936,014	$2,199,867
Accrued expenses consisted of the following as of December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Accrued research and development	$616,707	$847,747
Accrued compensation	487,579	1,132,859
Accrued deferred offering costs	125,000	125,000
Accrued professional fees	550,415	-
Accrued implementation fees	93,787	-
Other accrued expenses	265,849	125,922
Accrued franchise taxes	60,530	177,600
Total	$2,199,867	$2,409,128